Employee benefit plans - Pension Investment Asset Allocation (Details)	Dec. 31, 2020	Dec. 31, 2019
United States | Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Total pension benefits	100.00%	100.00%
United States | Fixed income | Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Total pension benefits	62.00%	56.00%
United States | Equities | Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Total pension benefits	36.00%	42.00%
United States | Alternative investments | Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Total pension benefits	2.00%	2.00%
United States | Private equities
Defined Benefit Plan Disclosure [Line Items]
Total pension benefits	0.00%	0.00%
United States | Cash | Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Total pension benefits	0.00%	0.00%
Foreign | Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Total pension benefits	100.00%	100.00%
Foreign | Fixed income | Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Total pension benefits	82.00%	80.00%
Foreign | Equities | Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Total pension benefits	8.00%	8.00%
Foreign | Alternative investments | Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Total pension benefits	9.00%	10.00%
Foreign | Private equities
Defined Benefit Plan Disclosure [Line Items]
Total pension benefits	0.00%	0.00%
Foreign | Cash | Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Total pension benefits	1.00%	2.00%